Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
Schedule of Accounts Payable

Accounts payable consisted of the following:

	As of December 31,
	2025	2025	2024	2023
	US$	S$	S$	S$

Third parties	320,447	412,045	418,317	426,688
Related party	19,186	24,670	235,780	39,125
Accounts payable	339,633	436,715	654,097	465,813